Reverse Recapitalization	9 Months Ended
Sep. 30, 2025
Reverse Recapitalization
Reverse Recapitalization

Note 3. Reverse Recapitalization

The Merger

On September 29, 2025, Unite, through its wholly owned subsidiary Palomino Acquisition Co., consummated the Merger with Private Palomino. Pursuant to the Merger, Private Palomino was the surviving corporation and became a wholly owned subsidiary of Unite, and all of the outstanding common stock of Private Palomino was converted into Unite’s common stock. As a result, Unite ceased to be a shell company and continues as a public reporting company under the new name, Palomino Laboratories Inc. On September 29, 2025, the sole holder of common stock of Unite prior to the Merger, Lucius Partners LLC (“Lucius Partners”), retained 4,000,000 shares of the Company’s common stock after the Merger, after agreeing to cancel and retire 1,000,000 shares of the Company’s common stock.

The Merger is accounted for as a reverse recapitalization under U.S. GAAP. This determination was primarily due to Unite being determined to be a shell company in that it did not meet the U.S. GAAP definition of a business, did not have more than nominal assets, was transacted through an exchange of shares, Private Palomino’s management continued with the Company, Private Palomino has continued board of director control, Private Palomino business operations continue under the Company and did not have more than nominal operations at the time of the Merger. The Company early adopted ASU 2025-03 to analyze the accounting acquirer in the Merger and utilized the factors listed in the guidance for an exchange of shares to conclude on the Company being the accounting acquirer. Under this method of accounting, Unite is treated as the “acquired” company for financial reporting purposes. Accordingly, the condensed consolidated financial statements of the Company represent a continuation of the financial statements of Private Palomino, with the Merger being treated as the equivalent of Private Palomino issuing stock for the net assets of Unite, accompanied by a recapitalization. The net assets of Unite are stated at historical cost, with no goodwill or other intangible assets recorded and are consolidated with Private Palomino’s financial statements on the Merger closing date. Results of operations prior to the Merger are presented as those of Private Palomino. The shares and net loss per share, prior to the Merger, have been retroactively restated to reflect the common stock exchange ratio of 0.75, as established in the Merger. At the time of the Merger, the stockholders’ deficit of Unite of $398,116 was reclassified to additional paid-in capital.

The Private Placement Offering

Immediately following the effective time of the Merger, we issued, in the first closings of the private placement offering, 5,344,623 units (the “Units”), for an aggregate purchase price of $8,016,937, at a purchase price of $1.50 per Unit, with each Unit consisting of (i) one share of common stock, (ii) a warrant representing the right to purchase one share of common stock, exercisable from issuance until one year after the common stock is admitted for trading or listed on an approved market at an exercise price of $1.50 per share (such shares of common stock issuable upon the exercise of the warrants, the “Warrant Shares”). The private placement offering is referred to herein as the “Offering.”

In connection with the Offering, the placement agent (a) was paid at each closing from the Offering proceeds a total cash commission of 10.0% of the aggregate gross purchase price paid by purchasers in the Offering at that closing (the “Cash Fee”), (b) was paid at each closing from the Offering proceeds a total non-allocable expense allowance equal to 2.0% of the aggregate gross purchase price paid by purchasers in the Offering at that Closing (the “Expense Allowance”), and (c) received (and/or its designees will receive) warrants to purchase 611,337 shares of common stock, with a term expiring seven years after the final Closing of the Offering and an exercise price equal $1.80 (the “Placement Agent Warrants”).

In connection with the Merger, all officers and directors of the Company and their affiliates and associated entities entered into lock-up agreements with the Company for a term ending three years after the common stock begins to trade on an approved market, whereby they have agreed to certain restrictions on the sale or disposition (including pledge) of the Company common stock held by (or issuable to) them.

During the three and nine months ended September 30, 2025, in connection with the Offering, the Company issued 5,344,623 shares of common stock, investor Warrants to purchase 5,344,623 Warrant Shares and Placement Agent Warrants to purchase 611,337 shares of common stock. In connection with the Offering, the Company raised gross proceeds of $8,016,937 and incurred equity issuance costs of $1,596,002, resulting in net proceeds of $6,420,935. The investor Warrants and Placement Agent Warrants were determined to be equity-classified.

Conversion of SAFE notes

At the Initial Closing of the Offering (as defined below), the $1,845,000 aggregate amount of outstanding SAFEs automatically converted (the “SAFE Conversion”) into Units at a conversion price of $1.20 per share, or 1,537,501 shares of common stock. The SAFE holders also received 1,537,501 Warrants to purchase 1,537,501 shares of common stock. Upon the SAFE conversion, the Company recorded the last fair market value adjustment of $219,952. $2,306,252 was recognized in additional paid-in capital upon the SAFE Conversion.

The SAFE Warrants were determined to be equity-classified.